CASH AND CASH EQUIVALENTS (Detail Textuals)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Number of PRC individual financial institutions	2	1
Percentage of excess cash balances	10.00%	10.00%
Percentage bank deposits collectively accounted	85.00%	54.00%
Percentage cash balances collectively accounted	0.63%	1.14%